UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, November 14, 2011

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: $429,716


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    28270   536643 SH       Sole                   525668             10975
AECOM TECH                     COM              00766T100     1767   100000 SH       Sole                   100000
AEROPOSTALE                    COM              007865108     1621   150000 SH       Sole                   150000
AMER EXPRESS                   COM              025816109    24908   554750 SH       Sole                   543200             11550
ANSYS INC                      COM              03662Q105     9896   201800 SH       Sole                   201200               600
APOLLO GROUP                   COM              037604105     4398   111045 SH       Sole                   108570              2475
BANK OF AMERICA                COM              060505104     5941   970747 SH       Sole                   956673             14074
BERKSHIRE HATH A               COM              084670108      214        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    47010   661740 SH       Sole                   650490             11250
BOSTON PROPRT                  COM              101121101     1477    16581 SH       Sole                    16581
BRIGHAM EXPLOR                 COM              109178103     1036    41000 SH       Sole                    41000
CA INC                         COM              12673p105     4231   218000 SH       Sole                   218000
CABOT OIL & GAS                COM              127097103     1938    31310 SH       Sole                    31310
CACI INTL                      COM              127190304     1448    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     2999    50000 SH       Sole                    50000
CLIFFS NATL RES                COM              18683K101      921    18000 SH       Sole                    18000
COCA COLA                      COM              191216100    27644   409170 SH       Sole                   403270              5900
CONOCOPHILLIPS                 COM              20825c104    18764   296340 SH       Sole                   291090              5250
CORINTHIAN COLL                COM              218868107      641   413725 SH       Sole                   404050              9675
DENBURY RESRCES                COM              247916208     1725   150000 SH       Sole                   150000
DRESSER-RAND GRP               COM              261608103     4572   112800 SH       Sole                   112800
DUCKWALL-ALCO                  COM              264142100     1534   165000 SH       Sole                   165000
DUN & BRADSTREET               COM              26483E100    14491   236555 SH       Sole                   234205              2350
EASTERN INSUR                  COM              276534104     2263   172100 SH       Sole                   172100
EBAY INC                       COM              278642103    16511   559900 SH       Sole                   554150              5750
EDUCATION MGMT                 COM              28140m103      178    12000 SH       Sole                    12000
GARTNER INC                    COM              366651107     9516   272900 SH       Sole                   268425              4475
GENERAL ELECTRIC               COM              369604103    18150  1192536 SH       Sole                  1171436             21100
GP STRATEGIES                  COM              36225V104     2543   254548 SH       Sole                   254548
H&R BLOCK                      COM              093671105     1327    99700 SH       Sole                    96400              3300
HAMPDEN BANCRP                 COM              40867E107     1605   125700 SH       Sole                   125700
HARRIS CORP                    COM              413875105     2265    66300 SH       Sole                    66300
HEALTHCARE RLTY                COM              421946104      733    43500 SH       Sole                    43500
HEWLETT-PACKARD                COM              428236103     1122    50000 SH       Sole                    50000
INGERSOLL-RAND                 COM              g47791101    12313   438325 SH       Sole                   429075              9250
ITT EDUCATNL SVC               COM              45068B109     2879    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    18187   285548 SH       Sole                   279710              5838
LANCASTR COLONY                COM              513847103     5204    85300 SH       Sole                    85300
MANPOWER                       COM              56418H100     1513    45000 SH       Sole                    45000
MANTECH INTL                   COM              564563104     1255    40000 SH       Sole                    40000
MARINE PRODUCTS                COM              568427108     1141   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    11668    36790 SH       Sole                    36165               625
MEDTRONIC INC                  COM              585055106     3324   100000 SH       Sole                   100000
MICROSOFT                      COM              594918104     6155   247300 SH       Sole                   247300
MORNINGSTAR                    COM              617700109     5184    91856 SH       Sole                    91856
NEWFIELD EXPL                  COM              651290108      874    22010 SH       Sole                    22010
NORTHERN OIL & G               COM              665531109     3645   188000 SH       Sole                   188000
OMEGA FLEX                     COM              682095104     5332   400880 SH       Sole                   392455              8425
PATTERSON COS                  COM              703395103     9003   314455 SH       Sole                   307030              7425
PEPSICO CORP                   COM              713448108     6029    97405 SH       Sole                    95580              1825
PHH CORP                       COM              693320202      934    58090 SH       Sole                    57580               510
PLUM CREEK TMBR                COM              729251108     1388    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    14703   232710 SH       Sole                   228185              4525
RAYTHEON                       COM              755111507    10292   251835 SH       Sole                   249935              1900
REGENCY CENTERS                COM              758849103     1456    41217 SH       Sole                    41217
SIMON PROP GRP                 COM              828806109      902     8200 SH       Sole                     8200
SL GREEN REALTY                COM              78440x101     1163    20000 SH       Sole                    20000
STRYKER CORP                   COM              863667101     3728    79100 SH       Sole                    79100
TESSERA TECH                   COM              88164L100     1313   110000 SH       Sole                   110000
THOR INDUSTRIES                COM              885160101     3898   176000 SH       Sole                   176000
UDR INC                        COM              902653104      596    26900 SH       Sole                    26900
US BANCORP                     COM              902973304     9146   388550 SH       Sole                   381550              7000
VARIAN MEDICAL                 COM              92220p105     3912    75000 SH       Sole                    75000
WELLS FARGO                    COM              949746101    18912   784091 SH       Sole                   773836             10255